Acquisition (Schedule of Allocation of Purchase Price) (Details) - CHI [Member]	Jan. 04, 2017 USD ($) shares
Disclosure of detailed information about business combination [line items]
Fair value of 14,000,000 shares issued (Note 11)	$ 541,796
Fair value of 14,000,000 warrants issued (Note 11)	158,204
Total consideration	700,000
Net assets (liabilities) acquired from CHI
Prepayments and advances	98,277
Accounts payable and accrued liabilities	(115,000)
Cash advances settled	381,666
Net assets acquired	364,943
Transaction cost	$ 335,057
Number of shares issued | shares	14,000,000
Number of warrants issued | shares	14,000,000